Property and equipment (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			R$ 70,033		R$ 63,428	R$ 50,330
Purchases			25,544		28,470	23,191
Disposals			(45)		(2)	(1,330)
Transfer (to)/from held for sale			11,704		(11,704)
Depreciation			(10,567)	[1]	(10,159)	(8,763)
Property, plant and equipment at end of period			96,669		70,033	63,428
Depreciation term before the assets not been classified as held for sale for property and equipment		8 months
Depreciation before the assets not been classified as held for sale for property and equipment		R$ 815
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			120,017		113,557	95,014
Property, plant and equipment at end of period			167,509		120,017	113,557
Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			(49,984)		(50,129)	(44,684)
Property, plant and equipment at end of period			(70,840)		(49,984)	(50,129)
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			8,975		6,363	4,701
Purchases			3,905		5,261	3,915
Disposals			(30)			(112)
Transfer (to)/from held for sale			84		(84)
Depreciation			(3,050)	[1]	(2,565)	(2,141)
Property, plant and equipment at end of period			9,884		8,975	6,363
IT Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			19,174		15,357	13,125
Property, plant and equipment at end of period			24,484		19,174	15,357
IT Equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			(10,199)		(8,994)	(8,424)
Property, plant and equipment at end of period			(14,600)		(10,199)	(8,994)
Furniture, equipment and facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			20,173		17,149	12,316
Purchases			7,271		9,520	8,750
Transfers						90
Disposals			(15)		(2)	(1,217)
Transfer (to)/from held for sale			3,249		(3,249)
Depreciation			(3,105)	[1]	(3,245)	(2,790)
Property, plant and equipment at end of period			27,573		20,173	17,149
Furniture, equipment and facilities | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			37,521		35,772	29,896
Property, plant and equipment at end of period			52,541		37,521	35,772
Furniture, equipment and facilities | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			(17,348)		(18,623)	(17,580)
Property, plant and equipment at end of period			(24,968)		(17,348)	(18,623)
Library books
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			5,070		7,856	9,779
Purchases					36	10
Transfer (to)/from held for sale			1,192		(1,192)
Depreciation			(1,730)	[1]	(1,630)	(1,933)
Property, plant and equipment at end of period			4,532		5,070	7,856
Library books | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			17,789		20,959	20,949
Property, plant and equipment at end of period			20,994		17,789	20,959
Library books | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			(12,719)		(13,103)	(11,170)
Property, plant and equipment at end of period			(16,462)		(12,719)	(13,103)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			34,389		22,451	20,866
Purchases			8,862		4,636	2,216
Transfers			6,972		17,132	1,269
Disposals						(1)
Transfer (to)/from held for sale			7,111		(7,111)
Depreciation			(2,682)	[1]	(2,719)	(1,899)
Property, plant and equipment at end of period			54,652		34,389	22,451
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			44,107		31,860	28,376
Property, plant and equipment at end of period			69,462		44,107	31,860
Leasehold improvements | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period			(9,718)		(9,409)	(7,510)
Property, plant and equipment at end of period			(14,810)		(9,718)	(9,409)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	[2]		1,426		9,609	2,668
Purchases	[2]		5,506		9,017	8,300
Transfers	[2]		(6,972)		(17,132)	(1,359)
Transfer (to)/from held for sale	[2]		68		(68)
Property, plant and equipment at end of period	[2]		28		1,426	9,609
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	[2]		1,426		9,609	2,668
Property, plant and equipment at end of period	[2]		R$ 28		R$ 1,426	R$ 9,609

[1]	In September 2020 was recognized the depreciation expenses from the first eight months of the year in the amount of R$815 due to the reclassification from assets held for sale regarding depreciation that would have been recognized had the assets not been classified as held for sale.
[2]	These refer to construction in progress for improvements to the facilities used by the Company, related to the accessibility and modernization of facilities.